ASSET RETIREMENT OBLIGATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
ASSET RETIREMENT OBLIGATION
Total undiscounted liability	CAD 452,100	CAD 556,400
Risk free rate for calculating asset retirement obligation (as a percent)	5.86%	5.91%
Changes in asset retirement obligation
Balance, beginning of year	CAD 206,359	CAD 288,692
Change in estimates	5,496	(35,386)
Property acquisition and development activity	3,003	761
Divestments	(35,635)	(48,748)
Settlements	(8,390)	(14,935)
Accretion expense	10,867	15,975
Balance, end of year	CAD 181,700	CAD 206,359